Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan's Assets Subject to Recurring Fair Value Measurements

The Plan’s assets subject to recurring fair value measurements at December 31, 2024 are as follows:

	Fair Value
	Hierarchy	Measured at
	Level 1	NAV	Total
Financial instruments, at fair value:
U.S. money market fund	$563,134		$563,134
Commingled trust funds:
U.S.		$806,333,673	806,333,673
International		32,997,272	32,997,272
U.S. mutual funds:
Equity	62,723,278		62,723,278
Fixed income	30,068,706		30,068,706
Asset allocation	528,892,484		528,892,484
PACCAR Inc common stock	1,331,364,750		1,331,364,750
	$1,953,612,352	$839,330,945	$2,792,943,297

4. Fair Value of Financial Instruments (continued)

The Plan’s assets subject to recurring fair value measurements at December 31, 2023 are as follows:

	Fair Value
	Hierarchy	Measured at
	Level 1	NAV	Total
Financial instruments, at fair value:
U.S. money market fund	$281,479		$281,479
Commingled trust funds:
U.S.		$688,802,430	688,802,430
International		29,851,313	29,851,313
U.S. mutual funds:
Equity	57,773,487		57,773,487
Fixed income	30,087,543		30,087,543
Asset allocation	478,111,061		478,111,061
PACCAR Inc common stock	1,279,431,089		1,279,431,089
	$1,845,684,659	$718,653,743	$2,564,338,402